Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (62,536)	$ (15,815)	$ (405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	16	(349)	(194)
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net	163	0	0
Net other comprehensive income (loss) related to foreign currency translation	179	(349)	(194)
Change in fair value of available-for-sale investment	0	157	1,944
Realized gains of available-for-sale investment reclassified into Other income (expense), net	0	(561)	(722)
Net other comprehensive income (loss) related to available-for-sale investment	0	(404)	1,222
Unrealized gains (losses) on derivatives for the period	15,871	(11,111)	(16,928)
Derivative (gains) losses reclassified into Net sales	(7,391)	29,858	(1,240)
Derivative (gains) losses reclassified into Cost of sales	4,473	(7,839)	(16,053)
Net other comprehensive income (loss) related to derivatives	12,953	10,908	(34,221)
Actuarial gains (losses) for the period, net of $(401), $247 and $283, respectively, of income tax expense (benefit)	(8,620)	3,230	189
Pension cost amortization	1,189	1,357	789
Net other comprehensive income (loss) related to defined benefit pension and severance plans	(7,431)	4,587	978
Other comprehensive income (loss), net of tax	5,701	14,742	(32,215)
Comprehensive income (loss)	$ (56,835)	$ (1,073)	$ (437,232)